UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Equity Series VIT

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO Equity Series VIT—Institutional Class
•	PIMCO Equity Series VIT—Advisor Class

Your Global Investment Authority

PIMCO Equity Series VIT®

Semiannual Report

June 30, 2015

PIMCO EqS Pathfinder Portfolio®

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series VIT (the “Trust”) prospectus for the Portfolio. The variable product prospectus may be obtained by contacting your Investment Consultant.

Chairman’s Letter

Dear Shareholder,

Please find enclosed the Semiannual Report for the PIMCO Equity Series VIT covering the six-month reporting period ended June 30, 2015. On the following pages are specific details about the investment performance of the Portfolio and a discussion of the factors that most affected performance during the reporting period.

Highlights of the financial markets during our six-month reporting period include:

■

Investor concerns over the potential for global deflation gradually receded as oil prices rose during the latter part of the reporting period after significantly declining in 2014 and early 2015. In addition, the outlook for economic growth brightened, particularly for developed market economies led by continuing growth in the U.S. and improvement in Europe. Investors, however, were kept on edge by events in Greece, in which the debt crisis worsened sharply towards the latter part of the period and continues to be a concern outside of the reporting period as events remain fluid. Furthermore, Chinese equity markets experienced heightened volatility and data pointed to a slowing Chinese economy, prompting Chinese policymakers to lower interest rates.

■

U.S. equities, as represented by the S&P 500 Index, returned 1.23% amidst mixed economic data and continued uncertainty around the timing of the Federal Reserve’s first rate hike. Internationally, equity markets experienced strong performance, notably in Europe and Japan, but currency moves in unhedged U.S. dollar terms created headwinds for returns, as the MSCI EAFE Net Dividend Index (USD hedged) returned 8.47%, while the MSCI EAFE Net Dividend Index (USD Unhedged) returned 5.52% over the reporting period. Japanese equities, as represented by the MSCI Japan Index continued their strong late 2014 advance returning 16.76% over the same period. The sharp decline in oil prices in early 2015 led to heightened equity market volatility over the reporting period. The debt crisis in Greece weighed on global equities late in the reporting period as Prime Minister Alexis Tsipras called for a referendum to be held regarding a bailout offered by its European creditors. Greece shut down its banking system ahead of the vote in order to prevent financial collapse.

■

Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 2.95% over the reporting period. Concerns over slower Chinese economic growth created headwinds for EM equities, as Chinese stocks briefly moved into bear market territory near the close of the reporting period despite efforts by the People’s Bank of China to offset the recent decline through additional interest rate cuts. The Brazilian real fell 17% in the first quarter of 2015 following nationwide protests against corruption, rising unemployment and weak economic growth, before rebounding in the second quarter of 2015 after the Brazilian central bank lowered the upper limit of its inflation target sending signs of confidence to the market. These events, along with a strong U.S. dollar and lower commodity prices over the reporting period, were contributing factors in EM equity underperformance relative to most developed market equities.

■

Style-wise, growth equities outperformed value globally as the MSCI All Country World Growth Index (Net Dividends in USD) returned 4.83% and the MSCI All Country World Value Index (Net Dividends in USD) returned 0.45% over the reporting period. The healthcare and consumer discretionary sectors were the top performing equity sectors, while the utilities and energy sectors were the worst performing equity sectors over the reporting period.

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 0.03% for the reporting period as intermediate- and longer-maturity yields rose. The benchmark ten-year U.S. Treasury note yielded 2.35% at the end of the reporting period, up from 2.17% on December 31, 2014. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 0.10% for the reporting period.

Thank you again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your broad investment needs.

Sincerely, Brent R. Harris Chairman of the Board, PIMCO Equity Series VIT August 20, 2015

2	PIMCO EQUITY SERIES VIT

Important Information About the Portfolio

PIMCO Equity Series VIT (the “Trust”) is an open-end management investment company currently consisting of one investment portfolio, the PIMCO EqS Pathfinder Portfolio® (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio seeks capital appreciation by investing under normal circumstances in equity securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), of issuers that PIMCO believes are undervalued. The Portfolio’s bottom-up value investment style attempts to identify securities that are undervalued by the market in comparison to PIMCO’s own determination of the company’s value, taking into account criteria such as asset value, book value and cash flow and earnings estimates.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, funds investing in fixed income securities may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could further reduce the net assets of the Portfolio. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus. Some of these risks may include, but are not limited to, the following: equity risk, value investing risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, market risk, issuer risk, interest rate risk, call risk, credit risk, high yield and distressed company risk, currency risk, liquidity risk, leveraging risk, management risk, small-cap and mid-cap company risk, arbitrage risk, derivatives risk, short sale risk, commodity risk, tax risk and subsidiary risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The Portfolio’s investment in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Portfolio’s performance and/or ability to be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause the Portfolio to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

SEMIANNUAL REPORT	JUNE 30, 2015	3

Important Information About the Portfolio (Cont.)

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Portfolio measures its performance against a broad-based securities market index (benchmark index). The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files a complete schedule of the Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. The Portfolio’s Form N-Q will also be available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Equity Series VIT is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Advisor Class only), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from January 1, 2015 to June 30, 2015.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the management fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

4	PIMCO EQUITY SERIES VIT

Top 10 Holdings1

Microsoft Corp.	3.6%
Reckitt Benckiser Group PLC	3.5%
Vodafone Group PLC	3.2%
Imperial Tobacco Group PLC	3.2%
Intesa Sanpaolo SpA	3.1%
Berkshire Hathaway, Inc. ‘B’	3.0%
Colony Capital, Inc.	2.8%
AT&T, Inc.	2.8%
AIA Group Ltd.	2.6%
Nippon Telegraph & Telephone Corp.	2.5%

Geographic Breakdown1

United States	43.0%
United Kingdom	14.4%
France	8.7%
Netherlands	6.2%
Hong Kong	5.8%
Japan	3.7%
Italy	3.1%
Canada	2.5%
Germany	1.9%
Bermuda	1.8%
Switzerland	1.6%
Taiwan	1.4%
Brazil	1.0%
Australia	1.0%
Greece	0.8%
Singapore	0.7%
Cyprus	0.5%

Sector Breakdown1

Financials	25.6%
Information Technology	12.5%
Consumer Staples	11.5%
Consumer Discretionary	11.2%
Utilities	10.9%
Telecommunication Services	8.5%
Industrials	6.0%
Other	12.2%

[1]

% of Investments, at value as of 06/30/2015. Securities sold short, financial derivative instruments and short-term instruments, if any, are excluded from the Top Holdings, Geographic and Sector Breakdown tables.

SEMIANNUAL REPORT	JUNE 30, 2015	5

PIMCO EqS Pathfinder Portfolio® (Consolidated)

Cumulative Returns Through June 30, 2015

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Average Annual Total Return for the period ended June 30, 2015
	6 Months*	1 Year	5 Year	Class Inception (04/14/2010)
PIMCO EqS Pathfinder Portfolio® Advisor Class	3.95%	-3.60%	7.92%	5.90%
MSCI World Index±	2.63%	1.43%	13.10%	8.96%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.38% for Advisor Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/15)	$1,000.00	$1,000.00
Ending Account Value (06/30/15)	$1,039.50	$1,018.44
Expenses Paid During Period†	$6.34	$6.27
Net Annualized Expense Ratio††	1.26%	1.26%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Investment Objective and Strategy Overview

»

The PIMCO EqS Pathfinder Portfolio® seeks capital appreciation by investing under normal circumstances in equity securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), of issuers that PIMCO believes are undervalued. The Portfolio’s bottom-up value investment style attempts to identify securities that are undervalued by the market in comparison to PIMCO’s own determination of the company’s value, taking into account criteria such as asset value, book value, cash flow and earnings estimates.

Portfolio Insights

»	The Portfolio’s Advisor Class shares returned 3.95% after fees, and the Portfolio’s benchmark index, the MSCI World Index, returned 2.63% during the reporting period.

»

From a sector perspective, stock selection was the primary driver of outperformance relative to the benchmark, with the allocation effect (the impact of differences in sector weightings between the portfolio and the benchmark) detracting from returns during the reporting period.

»

Stock selection in the consumer staples and industrials sectors positively contributed to relative performance. This was partially offset by underperformance due to stock selection in the information technology sector.

»	An underweight to the health care sector detracted from performance as the sector was the top performing sector over the period.

»

From a regional perspective, an overweight to Europe and an underweight to North America contributed to relative performance during the period. Security selection in Europe also contributed to performance but detracted from performance in North America.

»	Over the reporting period, the largest single stock contributors to performance were Aena, AIA Group and Lorillard. The largest detractors were Marine Harvest, NOW Inc. and Mattel.

6	PIMCO EQUITY SERIES VIT

Financial Highlights PIMCO EqS Pathfinder Portfolio® (Consolidated)

(Unaudited)

Selected Per Share Data for the Year or Period Ended:	06/30/2015+		12/31/2014	12/31/2013	12/31/2012	12/31/2011	04/14/2010-12/31/2010

Advisor Class
Net asset value beginning of year or period	$12.39		$12.48	$10.69	$9.82	$10.31	$10.00
Net investment income (a)	0.16		0.25	0.24	0.18	0.08	0.08
Net realized/unrealized gain (loss)	0.33		(0.14)	1.81	0.78	(0.57)	0.23
Total from Investment Operations	0.49		0.11	2.05	0.96	(0.49)	0.31
Dividends from net investment income	0.00		0.00	(0.26)	(0.09)	0.00	0.00
Distributions from net realized capital gains	0.00		(0.20)	0.00	0.00	0.00	0.00
Total distributions	0.00		(0.20)	(0.26)	(0.09)	0.00	0.00
Net asset value end of year or period	$12.88		$12.39	$12.48	$10.69	$9.82	$10.31
Total return	3.95%		0.90%	19.19%	9.77%	(4.72)%	3.10%
Net assets end of year or period (000s)	$355,705		$380,293	$449,196	$413,524	$387,651	$2,498
Ratio of expenses to average net assets	1.26	%*	1.23%	1.23%	1.24%	1.23%	1.24	%*
Ratio of expenses to average net assets excluding waivers	1.39	%*	1.37%	1.40%	1.40%	1.43%	7.02	%*
Ratio of expenses to average net assets excluding interest expense	1.23	%*	1.22%	1.22%	1.22%	1.22%	1.22	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.36	%*	1.36%	1.39%	1.38%	1.42%	7.00	%*
Ratio of net investment income to average net assets	2.53	%*	1.98%	2.05%	1.77%	0.83%	1.10	%*
Portfolio turnover rate	66%		31%	29%	26%	238%	25%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2015	7

Consolidated Statement of Assets and Liabilities PIMCO EqS Pathfinder Portfolio®

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2015

Assets:
Investments, at value
Investments in securities*	$407,882
Investments in Affiliates	5,419
Financial Derivative Instruments
Over the counter	2,500
Deposits with counterparty	1
Foreign currency, at value	371
Receivable for Portfolio shares sold	1,533
Interest and dividends receivable	1,615
Dividends receivable from Affiliates	6
Total Assets	419,327

Liabilities:
Financial Derivative Instruments
Over the counter	$2,876
Payable for investments purchased	8,496
Payable for investments in Affiliates purchased	6
Deposits from counterparty	1,041
Payable for Portfolio shares redeemed	435
Overdraft due to custodian	1
Accrued investment advisory fees	216
Accrued supervisory and administrative fees	122
Accrued distribution fees	76
Accrued reimbursement to PIMCO	5
Other liabilities	104
Total Liabilities	13,378

Net Assets	$405,949

Net Assets Consist of:
Paid in capital	$269,518
Undistributed net investment income	21,809
Accumulated undistributed net realized gain	82,059
Net unrealized appreciation	32,563
$405,949

Net Assets:
Institutional Class	$50,244
Advisor Class	355,705

Shares Issued and Outstanding:
Institutional Class	3,873
Advisor Class	27,622

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$12.97
Advisor Class	12.88

Cost of Investments in securities	$374,923
Cost of Investments in Affiliates	$5,419
Cost of Foreign Currency Held	$390

* Includes repurchase agreements of:	$168

8	PIMCO EQUITY SERIES VIT	See Accompanying Notes

Consolidated Statement of Operations PIMCO EqS Pathfinder Portfolio®

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2015

Investment Income:
Interest	$1
Dividends, net of foreign taxes*	8,110
Dividends from Investments in Affiliates	14
Total Income	8,125

Expenses:
Investment advisory fees	1,605
Supervisory and administrative fees	749
Distribution and/or servicing fees - Advisor Class	469
Dividends on short sales	74
Trustee fees	22
Interest expense	8
Miscellaneous expense	11
Total Expenses	2,938
Waiver and/or Reimbursement by PIMCO	(300)
Net Expenses	2,638

Net Investment Income	5,487

Net Realized Gain (Loss):
Investments in securities	40,076
Investments in Affiliates	(70)
Exchange-traded or centrally cleared financial derivative instruments	(362)
Over the counter financial derivative instruments	6,917
Short sales	770
Foreign currency	(369)

Net Realized Gain	46,962

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(30,935)
Investments in Affiliates	72
Over the counter financial derivative instruments	(4,250)
Short sales	489
Foreign currency assets and liabilities	33

Net Change in Unrealized (Depreciation)	(34,591)

Net Increase in Net Assets Resulting from Operations	$17,858

* Foreign tax withholdings - Dividends	$278

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2015	9

Consolidated Statements of Changes in Net Assets PIMCO EqS Pathfinder Portfolio®

(Amounts in thousands†)	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,487	$9,672
Net realized gain	46,962	39,750
Net change in unrealized (depreciation)	(34,591)	(43,148)

Net increase in net assets resulting from operations	17,858	6,274

Distributions to Shareholders:
From net realized capital gains
Institutional Class	0	(841)
Advisor Class	0	(6,209)

Total Distributions	0	(7,050)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(44,436)	(73,661)

Total (Decrease) in Net Assets	(26,578)	(74,437)

Net Assets:
Beginning of period	432,527	506,964
End of period*	$405,949	$432,527

* Including undistributed net investment income of:	$21,809	$16,322

**	See Note 13 in the Notes to Financial Statements.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO EQUITY SERIES VIT	See Accompanying Notes

Consolidated Schedule of Investments PIMCO EqS Pathfinder Portfolio®

June 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.5%

COMMON STOCKS 96.8%

AUSTRALIA 1.0%

CONSUMER DISCRETIONARY 1.0%
G8 Education Ltd.	1,659,632	$4,171

Total Australia		4,171

BERMUDA 1.9%

INDUSTRIALS 1.9%
Golar LNG Partners LP	307,716	7,591

Total Bermuda		7,591

BRAZIL 1.1%

UTILITIES 1.1%
Light S.A.	790,900	4,307

Total Brazil		4,307

CANADA 2.5%

ENERGY 0.5%
Husky Energy, Inc.	112,012	2,143

UTILITIES 2.0%
Capital Power Corp.	466,679	8,048

Total Canada		10,191

CYPRUS 0.5%

ENERGY 0.5%
ProSafe SE	581,650	2,015

Total Cyprus		2,015

FRANCE 8.9%

CONSUMER DISCRETIONARY 2.6%
Eutelsat Communications S.A.	158,544	5,121
JCDecaux S.A.	127,501	5,332

		10,453

CONSUMER STAPLES 2.4%
Carrefour S.A.	225,365	7,242
Danone S.A.	35,566	2,304

		9,546

UTILITIES 3.9%
Electricite de France S.A.	353,763	7,913
Suez Environnement Co.	432,891	8,082

		15,995

Total France		35,994

GERMANY 2.0%

UTILITIES 2.0%
E.ON SE	599,752	7,997

Total Germany		7,997

	SHARES	MARKET VALUE (000S)
GREECE 0.9%

CONSUMER DISCRETIONARY 0.9%
OPAP S.A.	436,492	$3,481

Total Greece		3,481

HONG KONG 5.9%

CONSUMER DISCRETIONARY 2.7%
Li & Fung Ltd.	10,062,000	7,977
Television Broadcasts Ltd.	485,400	2,877

		10,854

FINANCIALS 2.6%
AIA Group Ltd.	1,648,900	10,739

INDUSTRIALS 0.6%
Jardine Matheson Holdings Ltd.	25,500	1,446
Jardine Strategic Holdings Ltd.	33,700	1,019

		2,465

Total Hong Kong		24,058

ITALY 3.2%

FINANCIALS 3.2%
Intesa Sanpaolo SpA	3,522,397	12,792

Total Italy		12,792

JAPAN 3.8%

CONSUMER DISCRETIONARY 1.3%
Sony Corp. (a)	183,100	5,200

TELECOMMUNICATION SERVICES 2.5%
Nippon Telegraph & Telephone Corp.	283,200	10,256

Total Japan		15,456

NETHERLANDS 6.4%

FINANCIALS 5.2%
Aegon NV	1,067,338	7,875
ING Groep NV - Dutch Certificate	408,812	6,789
NN Group NV	224,908	6,334

		20,998

INFORMATION TECHNOLOGY 1.2%
Gemalto NV	53,848	4,795

Total Netherlands		25,793

SINGAPORE 0.7%

INDUSTRIALS 0.7%
Keppel Corp. Ltd.	484,700	2,954

Total Singapore		2,954

SWITZERLAND 1.6%

HEALTH CARE 1.6%
Roche Holding AG	23,275	6,526

Total Switzerland		6,526

	SHARES	MARKET VALUE (000S)
TAIWAN 1.4%

INFORMATION TECHNOLOGY 1.4%
Radiant Opto-Electronics Corp.	1,567,000	$5,811

Total Taiwan		5,811

UNITED KINGDOM 14.6%

CONSUMER STAPLES 6.7%
Imperial Tobacco Group PLC	272,003	13,100
Reckitt Benckiser Group PLC	165,919	14,308

		27,408

ENERGY 0.9%
BP PLC	581,291	3,858

FINANCIALS 3.7%
Barclays PLC	1,283,380	5,260
ICAP PLC	752,730	6,261
Prudential PLC	140,407	3,384

		14,905

TELECOMMUNICATION SERVICES 3.3%
Vodafone Group PLC	3,641,633	13,284

Total United Kingdom		59,455

UNITED STATES 40.4%

CONSUMER DISCRETIONARY 3.0%
Kohl’s Corp.	115,679	7,243
Tribune Media Co. ‘A’	88,473	4,723

		11,966

CONSUMER STAPLES 2.6%
Altria Group, Inc.	177,706	8,692
Booz Allen Hamilton Holding Corp.	74,693	1,885

		10,577

ENERGY 2.9%
Anadarko Petroleum Corp.	27,255	2,128
Halliburton Co.	76,048	3,275
NOW, Inc. (a)	314,125	6,254

		11,657

FINANCIALS 8.0%
Alleghany Corp. (a)	12,877	6,036
Berkshire Hathaway, Inc. ‘B’ (a)	90,711	12,347
Citigroup, Inc.	93,567	5,169
Navient Corp.	307,527	5,600
PHH Corp. (a)	134,193	3,493

		32,645

HEALTH CARE 3.1%
Allergan PLC (a)(d)	5,794	1,758
Merck & Co., Inc.	106,775	6,079
Pfizer, Inc.	143,927	4,826

		12,663

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2015	11

Consolidated Schedule of Investments PIMCO EqS Pathfinder Portfolio® (Cont.)

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 2.9%
Brink’s Co.	284,753	$8,380
RR Donnelley & Sons Co.	203,098	3,540

		11,920

INFORMATION TECHNOLOGY 10.1%
International Business Machines Corp.	38,516	6,265
Microsoft Corp.	340,811	15,047
Oracle Corp.	84,334	3,399
QUALCOMM, Inc.	144,532	9,052
Western Digital Corp.	91,738	7,194

		40,957

MATERIALS 2.9%
International Paper Co.	146,647	6,979
Tronox Ltd. ‘A’	314,612	4,603

		11,582

TELECOMMUNICATION SERVICES 2.8%
AT&T, Inc.	323,112	11,477

UTILITIES 2.1%
ONE Gas, Inc.	204,122	8,687

Total United States		164,131

Total Common Stocks (Cost $358,811)		392,723

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 3.4%

UNITED STATES 3.4%

FINANCIALS 3.4%
Colony Capital, Inc.	513,556	$11,632
NorthStar Realty Finance Corp.	124,834	1,985

		13,617

Total Real Estate Investment Trusts (Cost $14,570)		13,617

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (c) 0.0%
		168

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.3%
0.009% due 09/03/2015 - 10/08/2015 (b)(f)	$1,374	1,374

Total Short-Term Instruments (Cost $1,542)		1,542

Total Investments in Securities (Cost $374,923)		407,882

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.3%

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	546,426	$5,419

Total Short-Term Instruments (Cost $5,419)		5,419

Total Investments in Affiliates (Cost $5,419)		5,419

Total Investments 101.8% (Cost $380,342)		$413,301

Financial Derivative Instruments (e) (0.1%) (Cost or Premiums, net $0)		(376)

Other Assets and Liabilities, net (1.7%)		(6,976)

Net Assets 100.0%		$405,949

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$168	Freddie Mac 2.080% due 10/17/2022	$(174)	$168	$168

Total Repurchase Agreements						$(174)	$168	$168

(1)	Includes accrued interest.

(d)	Securities with an aggregate market value of $310 and cash of $51 have been pledged as collateral as of June 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$168	$0	$0	$0	$168	$(174)	$(6)

Total Borrowings and Other Financing Transactions	$168	$0	$0	$0

12	PIMCO EQUITY SERIES VIT	See Accompanying Notes

June 30, 2015 (Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	07/2015		DKK	32,910	$		4,808	$0	$(109)
	07/2015		JPY	139,900			1,122	0	(22)
	07/2015		NOK	133,871			17,213	138	0
	07/2015	$		19,107		JPY	2,362,502	197	0
	07/2015			5,071		SGD	6,797	0	(26)
	08/2015		ILS	3,344	$		882	0	(4)
	08/2015	$		863		ILS	3,340	23	0
	09/2015		HKD	97,989	$		12,639	0	(1)

BPS	07/2015		JPY	2,222,602			17,933	0	(228)
	08/2015	$		17,939		JPY	2,222,602	229	0

BRC	09/2015		CNY	10,735	$		1,749	0	(1)

CBK	07/2015		CAD	2,418			1,961	25	0
	07/2015		EUR	26,801			29,924	192	(147)
	07/2015		GBP	25,727			39,542	0	(882)
	07/2015	$		4,030		SGD	5,396	0	(25)
	08/2015			3,449		DKK	23,010	0	(8)
	09/2015		HKD	11,940	$		1,540	0	0

DUB	07/2015		CHF	2,504			2,650	0	(28)
	07/2015		KRW	4,822,874			4,453	148	0
	07/2015	$		5,094		SEK	43,213	119	0

FBF	09/2015			1,751		CNY	10,763	3	0

GLM	07/2015		GBP	4,009	$		6,375	76	0
	07/2015		NOK	6,090			786	9	0
	07/2015	$		12,371		AUD	16,002	0	(24)
	07/2015			13,209		CAD	16,409	0	(72)
	08/2015			2,592		EUR	2,311	0	(14)
	09/2015			12,259		HKD	95,038	1	0

HUS	07/2015		SGD	12,425	$		9,149	0	(73)

JPM	07/2015		AUD	5,205			4,040	24	0
	07/2015		CAD	7,080			5,743	75	0
	07/2015		EUR	16,497			18,787	396	0
	07/2015		GBP	15			23	0	(1)
	07/2015	$		8,235		DKK	55,920	122	0
	07/2015			1,054		EUR	932	0	(15)
	07/2015			45,263		GBP	28,817	127	(112)
	08/2015		GBP	17,131	$		26,958	47	0

MSB	07/2015		CHF	8,768			9,409	31	0
	07/2015		EUR	36			41	0	0
	07/2015		SEK	43,213			5,238	25	0
	07/2015	$		8,674		CHF	8,099	21	(33)
	07/2015			62,728		EUR	56,053	0	(237)
	07/2015			4,320		KRW	4,851,801	11	0
	07/2015			3,588		NOK	28,205	10	0
	08/2015		AUD	10,876	$		8,316	0	(60)
	08/2015		CAD	6,875			5,578	76	0
	08/2015		CHF	8,706			9,331	7	0
	08/2015		DKK	22,985			3,443	5	0
	08/2015		EUR	56,053			62,754	236	0
	08/2015		GBP	1,256			1,978	5	0
	08/2015		JPY	2,219,197			17,926	0	(214)
	08/2015		SEK	43,397			5,221	0	(17)
	08/2015	$		9,420		CHF	8,768	0	(30)
	08/2015			12,958		EUR	11,597	0	(24)
	08/2015			1,018		NOK	7,966	0	(3)
	08/2015			5,241		SEK	43,213	0	(25)
	09/2015			342		HKD	2,649	0	0

NAB	07/2015		AUD	10,797	$		8,352	21	0
	08/2015	$		8,336		AUD	10,797	0	(21)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2015	13

Consolidated Schedule of Investments PIMCO EqS Pathfinder Portfolio® (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
TOR	07/2015		CAD	6,911	$		5,570	$37	$0
	08/2015	$		5,567		CAD	6,911	0	(36)

UAG	07/2015		EUR	13,651	$		14,890	0	(329)
	07/2015	$		3,421		CHF	3,173	0	(27)
	07/2015			1,445		GBP	934	22	0
	07/2015			13,193		NOK	103,765	42	0
	08/2015			5,240		EUR	4,673	0	(28)
	09/2015		HKD	23,858	$		3,077	0	0

Total Forward Foreign Currency Contracts								$2,500	$(2,876)

WRITTEN OPTIONS:

AS OF JUNE 30, 2015, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	0	$3,082	$(338)
Sales	7,573	0	(1,365)
Closing Buys	(7,356)	(3,082)	1,656
Expirations	(217)	0	47
Exercised	0	0	0

Balance at End of Period	0	$0	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2015:

(f)	Securities with an aggregate market value of $1,323 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BOA	$358	$0	$0	$358	$(162)	$0	$0	$(162)	$196	$0	$196
BPS	229	0	0	229	(228)	0	0	(228)	1	0	1
BRC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
CBK	217	0	0	217	(1,062)	0	0	(1,062)	(845)	1,012	167
DUB	267	0	0	267	(28)	0	0	(28)	239	(350)	(111)
FBF	3	0	0	3	0	0	0	0	3	0	3
GLM	86	0	0	86	(110)	0	0	(110)	(24)	(50)	(74)
HUS	0	0	0	0	(73)	0	0	(73)	(73)	0	(73)
JPM	791	0	0	791	(128)	0	0	(128)	663	(580)	83
MSB	427	0	0	427	(643)	0	0	(643)	(216)	0	(216)
NAB	21	0	0	21	(21)	0	0	(21)	0	0	0
TOR	37	0	0	37	(36)	0	0	(36)	1	0	1
UAG	64	0	0	64	(384)	0	0	(384)	(320)	311	(9)

Total Over the Counter	$2,500	$0	$0	$2,500	$(2,876)	$0	$0	$(2,876)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

14	PIMCO EQUITY SERIES VIT	See Accompanying Notes

June 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,500	$0	$2,500

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,876	$0	$2,876

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended June 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(81)	$0	$0	$(81)
Written Options	0	0	(281)	0	0	(281)

	$0	$0	$(362)	$0	$0	$(362)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,916	$0	$6,916
Written Options	0	0	(29)	0	0	(29)
Swap Agreements	0	0	30	0	0	30

	$0	$0	$1	$6,916	$0	$6,917

	$0	$0	$(361)	$6,916	$0	$6,555

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,156)	$0	$(4,156)
Written Options	0	0	52	0	0	52
Swap Agreements	0	0	(146)	0	0	(146)

	$0	$0	$(94)	$(4,156)	$0	$(4,250)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$4,171	$0	$4,171
Bermuda
Industrials	7,591	0	0	7,591
Brazil
Utilities	4,307	0	0	4,307
Canada
Energy	2,143	0	0	2,143
Utilities	8,048	0	0	8,048
Cyprus
Energy	0	2,015	0	2,015
France
Consumer Discretionary	0	10,453	0	10,453
Consumer Staples	0	9,546	0	9,546
Utilities	0	15,995	0	15,995
Germany
Utilities	0	7,997	0	7,997

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Greece
Consumer Discretionary	$0	$3,481	$0	$3,481
Hong Kong
Consumer Discretionary	2,877	7,977	0	10,854
Financials	0	10,739	0	10,739
Industrials	0	2,465	0	2,465
Italy
Financials	0	12,792	0	12,792
Japan
Consumer Discretionary	0	5,200	0	5,200
Telecommunication Services	0	10,256	0	10,256
Netherlands
Financials	0	20,998	0	20,998
Information Technology	4,795	0	0	4,795
Singapore
Industrials	0	2,954	0	2,954
Switzerland
Health Care	0	6,526	0	6,526
Taiwan
Information Technology	0	5,811	0	5,811

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2015	15

Consolidated Schedule of Investments PIMCO EqS Pathfinder Portfolio® (Cont.)

June 30, 2015 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
United Kingdom
Consumer Staples	$0	$27,408	$0	$27,408
Energy	0	3,858	0	3,858
Financials	0	14,905	0	14,905
Telecommunication Services	0	13,284	0	13,284
United States
Consumer Discretionary	11,966	0	0	11,966
Consumer Staples	10,577	0	0	10,577
Energy	11,657	0	0	11,657
Financials	32,645	0	0	32,645
Health Care	12,663	0	0	12,663
Industrials	11,920	0	0	11,920
Information Technology	40,957	0	0	40,957
Materials	11,582	0	0	11,582
Telecommunication Services	11,477	0	0	11,477
Utilities	8,687	0	0	8,687
Real Estate Investment Trusts
United States
Financials	13,617	0	0	13,617
Short-Term Instruments
Repurchase Agreements	0	168	0	168
U.S. Treasury Bills	0	1,374	0	1,374
	$207,509	$200,373	$0	$407,882

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,419	$0	$0	$5,419

Total Investments	$212,928	$200,373	$0	$413,301

Financial Derivative Instruments - Assets
Over the counter	$0	$2,500	$0	$2,500

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,876)	$0	$(2,876)

Totals	$212,928	$199,997	$0	$412,925

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

16	PIMCO EQUITY SERIES VIT	See Accompanying Notes

Notes to Financial Statements

June 30, 2015 (Unaudited)

1. ORGANIZATION

The PIMCO EqS Pathfinder Portfolio® (the “Portfolio”) is a series of the PIMCO Equity Series VIT (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware statutory trust on December 28, 2009. The Portfolio offers two classes of shares: Institutional and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation/depreciation on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Distributions received from investments such as real estate investment trust securities, may include a return of capital invested. Such distributions reduce the cost basis of the respective securities. Return of capital distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Portfolio.

SEMIANNUAL REPORT	JUNE 30, 2015	17

Notes to Financial Statements (Cont.)

Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed/(overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Portfolio’s shares is based on the Portfolio’s NAV. The NAV of a class of the Portfolio’s shares is determined by dividing the total value of the Portfolio’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Portfolio shares are ordinarily valued as of the NYSE Close on each day that the NYSE is open. Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Portfolio reserves the right to change the time its NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-

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traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when you are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) securities, the NAV of the Portfolio’s shares may change at times when you cannot purchase, redeem or exchange shares.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board of Trustees, generally based on recommendations provided by PIMCO. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, Pricing Services prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

SEMIANNUAL REPORT	JUNE 30, 2015	19

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to

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July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by pricing services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined at the close of the New York market). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S.

Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO EqS Pathfinder Portfolio®	$4	$0	$(4)	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

SEMIANNUAL REPORT	JUNE 30, 2015	21

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO EqS Pathfinder Portfolio®	$9,803	$132,814	$(137,200)	$(70)	$72	$5,419	$14	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments,

serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

7. PRINCIPAL RISKS

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, equity, interest rate, foreign currency and commodity risks.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due

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to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration can be useful as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

If the Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency-denominated securities may reduce the Portfolio’s returns.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges where applicable. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Portfolio’s clearing broker or the exchange itself. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Portfolio through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold, such counterparty shall advance collateral to the Portfolio in the form of cash or securities equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio

SEMIANNUAL REPORT	JUNE 30, 2015	23

Notes to Financial Statements (Cont.)

would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally shows derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared Over the Counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. In the United States, counterparty risk is significantly reduced as creditors of a futures broker cannot have a claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of a default scenario further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty

24	PIMCO EQUITY SERIES VIT

June 30, 2015 (Unaudited)

protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio III, Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary, if any. PIMCO Cayman Commodity Portfolio III, Ltd. was liquidated on May 26, 2015 at its net asset value. The Commodity Subsidiary’s operations have been consolidated with the operations of the Consolidated Fund through its liquidation date. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Portfolio (amounts in thousands†).

Date of Incorporation	06/06/2011
Subscription Agreement	06/20/2011
Consolidated Portfolio Net Assets	$405,949
Subsidiary % of Consolidated Portfolio Net Assets	0.0%
Subsidiary Financial Statement Information
Total assets	$0
Total liabilities	0
Net assets	$0
Total income	0
Net investment income (loss)	0
Net realized gain (loss)	0
Net change in unrealized appreciation (depreciation)	0
Increase (decrease) in net assets resulting from operations	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.75%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted a Distribution and Servicing Plan with respect to the Advisor Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan allows the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares (“class-specific expenses”). The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $10,500, plus $1,875 for each Board meeting attended in person, $250 ($375 in the case of the audit

SEMIANNUAL REPORT	JUNE 30, 2015	25

Notes to Financial Statements (Cont.)

committee chair with respect to audit committee meetings) for each committee meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,400, the valuation oversight committee lead receives an additional annual retainer of $1,000 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $250.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2016, to reduce total annual operating expenses for each of the Portfolio’s separate classes of shares, by reducing the Portfolio’s Supervisory and Administrative fee or reimbursing the Portfolio, to the extent that organizational expenses and pro rata Trustees’ fees attributable to a class of shares of the Portfolio exceed 0.0049% of the Portfolio’s average net assets attributable to separate classes of shares. This Expense Limitation Agreement renews annually for a full year unless terminated by PIMCO upon at least 30 days prior notice to the end of the contract term.

PIMCO has contractually agreed, through May 1, 2016, to reduce its advisory fee by 0.13% of the average daily net assets of the Portfolio. Under the Fee Limitation Agreement, PIMCO is entitled to reimbursement by the Portfolio of any portion of the Supervisory and Administrative Fee and/or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Fee Limitation Agreement (the “Reimbursement Amount”) during the previous three years, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustees’ fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.

PIMCO had also contractually agreed, through September 16, 2013, to reduce total annual operating expenses for the Portfolio’s Institutional Class and Advisor Class shares, by reducing the Portfolio’s Investment Advisory or Supervisory and Administrative Fees or reimbursing the Portfolio to the extent that total annual portfolio operating expenses net of acquired fund fees and expenses, after taking into account other applicable fee waivers and reimbursements exceed 1.00% and 1.25% of the Portfolio’s average net assets attributable to the Institutional Class and Advisor Class shares, respectively. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2015, the remaining recoverable amount to PIMCO was $190,325.

(f) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and remained in effect until the liquidation of the Commodity Subsidiary. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2015, the amount was $26.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).

26	PIMCO EQUITY SERIES VIT

June 30, 2015 (Unaudited)

The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2015, were as follows (amounts in thousands):

Purchases	Sales
$277,770	$296,100

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2015		Year Ended 12/31/2014
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2	$25	13	$150
Advisor Class	265	3,468	515	6,591
Issued as reinvestment of distributions
Institutional Class	0	0	67	841
Advisor Class	0	0	501	6,209
Cost of shares redeemed
Institutional Class	(320)	(4,191)	(500)	(6,441)
Advisor Class	(3,346)	(43,738)	(6,302)	(81,011)
Net increase (decrease) resulting from Portfolio share transactions	(3,399)	$(44,436)	(5,706)	$(73,661)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2015, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 94% of the Portfolio, and the shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a nonpublic investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with its opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Portfolio or on PIMCO’s ability to provide investment management services to any Portfolio.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made .

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

SEMIANNUAL REPORT	JUNE 30, 2015	27

Notes to Financial Statements (Cont.)

June 30, 2015 (Unaudited)

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2015, recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years from 2012-2014, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Commodity Subsidiary. Effective May 26, 2015, the Commodity Subsidiary was liquidated (see Note 8).

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$380,435	$51,572	$(18,706)	$32,866

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

16. SUBSEQUENT EVENTS

Effective July 13, 2015, the Portfolio’s name was changed to PIMCO Global Dividend Portfolio and the Portfolio has new Investment Objectives, net Management Fees and Principal Investment Strategies. Effective August 14, 2015, the distribution policy for the Portfolio will be updated to declare income dividends daily and distribute them quarterly to shareholders of record. Please refer to the supplements to the Portfolio’s prospectus and statement of additional information for further information about these and other changes.

28	PIMCO EQUITY SERIES VIT

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	NAB	National Australia Bank Ltd.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	TOR	Toronto Dominion Bank
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	KRW	South Korean Won
CAD	Canadian Dollar	GBP	British Pound	NOK	Norwegian Krone
CHF	Swiss Franc	HKD	Hong Kong Dollar	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	ILS	Israeli Shekel	SGD	Singapore Dollar
DKK	Danish Krone	JPY	Japanese Yen	USD (or $)	United States Dollar

SEMIANNUAL REPORT	JUNE 30, 2015	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Equity Series VIT.

pvit.pimco-funds.com

EVIT01SAR_063015

Your Global Investment Authority

PIMCO Equity Series VIT®

Semiannual Report

June 30, 2015

PIMCO EqS Pathfinder Portfolio®

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series VIT (the “Trust”) prospectus for the Portfolio. The variable product prospectus may be obtained by contacting your Investment Consultant.

Chairman’s Letter

Dear Shareholder,

Please find enclosed the Semiannual Report for the PIMCO Equity Series VIT covering the six-month reporting period ended June 30, 2015. On the following pages are specific details about the investment performance of the Portfolio and a discussion of the factors that most affected performance during the reporting period.

Highlights of the financial markets during our six-month reporting period include:

■

Investor concerns over the potential for global deflation gradually receded as oil prices rose during the latter part of the reporting period after significantly declining in 2014 and early 2015. In addition, the outlook for economic growth brightened, particularly for developed market economies led by continuing growth in the U.S. and improvement in Europe. Investors, however, were kept on edge by events in Greece, in which the debt crisis worsened sharply towards the latter part of the period and continues to be a concern outside of the reporting period as events remain fluid. Furthermore, Chinese equity markets experienced heightened volatility and data pointed to a slowing Chinese economy, prompting Chinese policymakers to lower interest rates.

■

U.S. equities, as represented by the S&P 500 Index, returned 1.23% amidst mixed economic data and continued uncertainty around the timing of the Federal Reserve’s first rate hike. Internationally, equity markets experienced strong performance, notably in Europe and Japan, but currency moves in unhedged U.S. dollar terms created headwinds for returns, as the MSCI EAFE Net Dividend Index (USD hedged) returned 8.47%, while the MSCI EAFE Net Dividend Index (USD Unhedged) returned 5.52% over the reporting period. Japanese equities, as represented by the MSCI Japan Index continued their strong late 2014 advance returning 16.76% over the same period. The sharp decline in oil prices in early 2015 led to heightened equity market volatility over the reporting period. The debt crisis in Greece weighed on global equities late in the reporting period as Prime Minister Alexis Tsipras called for a referendum to be held regarding a bailout offered by its European creditors. Greece shut down its banking system ahead of the vote in order to prevent financial collapse.

■

Emerging market (“EM”) equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 2.95% over the reporting period. Concerns over slower Chinese economic growth created headwinds for EM equities, as Chinese stocks briefly moved into bear market territory near the close of the reporting period despite efforts by the People’s Bank of China to offset the recent decline through additional interest rate cuts. The Brazilian real fell 17% in the first quarter of 2015 following nationwide protests against corruption, rising unemployment and weak economic growth, before rebounding in the second quarter of 2015 after the Brazilian central bank lowered the upper limit of its inflation target sending signs of confidence to the market. These events, along with a strong U.S. dollar and lower commodity prices over the reporting period, were contributing factors in EM equity underperformance relative to most developed market equities.

■

Style-wise, growth equities outperformed value globally as the MSCI All Country World Growth Index (Net Dividends in USD) returned 4.83% and the MSCI All Country World Value Index (Net Dividends in USD) returned 0.45% over the reporting period. The healthcare and consumer discretionary sectors were the top performing equity sectors, while the utilities and energy sectors were the worst performing equity sectors over the reporting period.

■

U.S. Treasuries, as represented by the Barclays U.S. Treasury Index, returned 0.03% for the reporting period as intermediate- and longer-maturity yields rose. The benchmark ten-year U.S. Treasury note yielded 2.35% at the end of the reporting period, up from 2.17% on December 31, 2014. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 0.10% for the reporting period.

Thank you again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your broad investment needs.

Sincerely, Brent R. Harris Chairman of the Board, PIMCO Equity Series VIT August 20, 2015

2	PIMCO EQUITY SERIES VIT

Important Information About the Portfolio

PIMCO Equity Series VIT (the “Trust”) is an open-end management investment company currently consisting of one investment portfolio, the PIMCO EqS Pathfinder Portfolio® (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio seeks capital appreciation by investing under normal circumstances in equity securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), of issuers that PIMCO believes are undervalued. The Portfolio’s bottom-up value investment style attempts to identify securities that are undervalued by the market in comparison to PIMCO’s own determination of the company’s value, taking into account criteria such as asset value, book value and cash flow and earnings estimates.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, funds investing in fixed income securities may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could further reduce the net assets of the Portfolio. If the performance of the Portfolio were to be negatively impacted by rising interest rates, the Portfolio could face increased redemptions by its shareholders, which could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus. Some of these risks may include, but are not limited to, the following: equity risk, value investing risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, market risk, issuer risk, interest rate risk, call risk, credit risk, high yield and distressed company risk, currency risk, liquidity risk, leveraging risk, management risk, small-cap and mid-cap company risk, arbitrage risk, derivatives risk, short sale risk, commodity risk, tax risk and subsidiary risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Portfolio. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The Portfolio’s investment in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The Portfolio may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Portfolio’s performance and/or ability to be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause the Portfolio to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

SEMIANNUAL REPORT	JUNE 30, 2015	3

Important Information About the Portfolio (Cont.)

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Portfolio measures its performance against a broad-based securities market index (benchmark index). The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files a complete schedule of the Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. The Portfolio’s Form N-Q will also be available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Equity Series VIT is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Advisor Class only), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from January 1, 2015 to June 30, 2015.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the management fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

4	PIMCO EQUITY SERIES VIT

Top 10 Holdings1

Microsoft Corp.	3.6%
Reckitt Benckiser Group PLC	3.5%
Vodafone Group PLC	3.2%
Imperial Tobacco Group PLC	3.2%
Intesa Sanpaolo SpA	3.1%
Berkshire Hathaway, Inc. ‘B’	3.0%
Colony Capital, Inc.	2.8%
AT&T, Inc.	2.8%
AIA Group Ltd.	2.6%
Nippon Telegraph & Telephone Corp.	2.5%

Geographic Breakdown1

United States	43.0%
United Kingdom	14.4%
France	8.7%
Netherlands	6.2%
Hong Kong	5.8%
Japan	3.7%
Italy	3.1%
Canada	2.5%
Germany	1.9%
Bermuda	1.8%
Switzerland	1.6%
Taiwan	1.4%
Brazil	1.0%
Australia	1.0%
Greece	0.8%
Singapore	0.7%
Cyprus	0.5%

Sector Breakdown1

Financials	25.6%
Information Technology	12.5%
Consumer Staples	11.5%
Consumer Discretionary	11.2%
Utilities	10.9%
Telecommunication Services	8.5%
Industrials	6.0%
Other	12.2%

[1]

% of Investments, at value as of 06/30/2015. Securities sold short, financial derivative instruments and short-term instruments, if any, are excluded from the Top Holdings, Geographic and Sector Breakdown tables.

SEMIANNUAL REPORT	JUNE 30, 2015	5

PIMCO EqS Pathfinder Portfolio®

Cumulative Returns Through June 30, 2015

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Average Annual Total Return for the period ended June 30, 2015
	6 Months*	1 Year	5 Year	Class Inception (04/14/2010)
PIMCO EqS Pathfinder Portfolio® Institutional Class	4.09%	-3.44%	8.18%	6.14%
MSCI World Index±	2.63%	1.43%	13.10%	8.96%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.13% for Institutional Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (01/01/15)	$1,000.00	$1,000.00
Ending Account Value (06/30/15)	$1,040.90	$1,019.68
Expenses Paid During Period†	$5.08	$5.03
Net Annualized Expense Ratio††	1.01%	1.01%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

Please refer to the Important Information Section for an explanation of the information presented in the above Expense Example.

Investment Objective and Strategy Overview

»

The PIMCO EqS Pathfinder Portfolio® seeks capital appreciation by investing under normal circumstances in equity securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), of issuers that PIMCO believes are undervalued. The Portfolio’s bottom-up value investment style attempts to identify securities that are undervalued by the market in comparison to PIMCO’s own determination of the company’s value, taking into account criteria such as asset value, book value, cash flow and earnings estimates.

Portfolio Insights

»	The Portfolio’s Institutional Class shares returned 4.09% after fees, and the Portfolio’s benchmark index, the MSCI World Index, returned 2.63% during the reporting period.

»

From a sector perspective, stock selection was the primary driver of outperformance relative to the benchmark, with the allocation effect (the impact of differences in sector weightings between the portfolio and the benchmark) detracting from returns during the reporting period.

»

Stock selection in the consumer staples and industrials sectors positively contributed to relative performance. This was partially offset by underperformance due to stock selection in the information technology sector.

»	An underweight to the health care sector detracted from performance as the sector was the top performing sector over the period.

»

From a regional perspective, an overweight to Europe and an underweight to North America contributed to relative performance during the period. Security selection in Europe also contributed to performance but detracted from performance in North America.

»	Over the reporting period, the largest single stock contributors to performance were Aena, AIA Group and Lorillard. The largest detractors were Marine Harvest, NOW Inc. and Mattel.

6	PIMCO EQUITY SERIES VIT

Financial Highlights PIMCO EqS Pathfinder Portfolio® (Consolidated)

Selected Per Share Data for the Year or Period Ended:	06/30/2015+		12/31/2014	12/31/2013	12/31/2012	12/31/2011	04/14/2010-12/31/2010

Institutional Class
Net asset value beginning of year or period	$12.46		$12.53	$10.72	$9.85	$10.33	$10.00
Net investment income (a)	0.18		0.29	0.27	0.21	0.11	0.12
Net realized/unrealized gain (loss)	0.33		(0.16)	1.83	0.77	(0.58)	0.21
Total from Investment Operations	0.51		0.13	2.10	0.98	(0.47)	0.33
Dividends from net investment income	0.00		0.00	(0.29)	(0.11)	(0.01)	0.00
Distributions from net realized capital gains	0.00		(0.20)	0.00	0.00	0.00	0.00
Total distributions	0.00		(0.20)	(0.29)	(0.11)	(0.01)	0.00
Net asset value end of year or period	$12.97		$12.46	$12.53	$10.72	$9.85	$10.33
Total return	4.09%		1.06%	19.60%	9.98%	(4.54)%	3.30%
Net assets end of year or period (000s)	$50,244		$52,234	$57,768	$58,740	$66,439	$3,276
Ratio of expenses to average net assets	1.01	%*	0.98%	0.98%	0.99%	0.98%	1.01	%*
Ratio of expenses to average net assets excluding waivers	1.14	%*	1.12%	1.15%	1.15%	1.18%	3.72	%*
Ratio of expenses to average net assets excluding interest expense	0.98	%*	0.97%	0.97%	0.97%	0.97%	0.97	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.11	%*	1.11%	1.14%	1.13%	1.17%	3.68	%*
Ratio of net investment income to average net assets	2.79	%*	2.22%	2.29%	2.02%	1.14%	1.69	%*
Portfolio turnover rate	66%		31%	29%	26%	238%	25%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

SEMIANNUAL REPORT	JUNE 30, 2015	7

Consolidated Statement of Assets and Liabilities PIMCO EqS Pathfinder Portfolio®

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2015

Assets:
Investments, at value
Investments in securities*	$407,882
Investments in Affiliates	5,419
Financial Derivative Instruments
Over the counter	2,500
Deposits with counterparty	1
Foreign currency, at value	371
Receivable for Portfolio shares sold	1,533
Interest and dividends receivable	1,615
Dividends receivable from Affiliates	6
Total Assets	419,327

Liabilities:
Financial Derivative Instruments
Over the counter	$2,876
Payable for investments purchased	8,496
Payable for investments in Affiliates purchased	6
Deposits from counterparty	1,041
Payable for Portfolio shares redeemed	435
Overdraft due to custodian	1
Accrued investment advisory fees	216
Accrued supervisory and administrative fees	122
Accrued distribution fees	76
Accrued reimbursement to PIMCO	5
Other liabilities	104
Total Liabilities	13,378

Net Assets	$405,949

Net Assets Consist of:
Paid in capital	$269,518
Undistributed net investment income	21,809
Accumulated undistributed net realized gain	82,059
Net unrealized appreciation	32,563
$405,949

Net Assets:
Institutional Class	$50,244
Advisor Class	355,705

Shares Issued and Outstanding:
Institutional Class	3,873
Advisor Class	27,622

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$12.97
Advisor Class	12.88

Cost of Investments in securities	$374,923
Cost of Investments in Affiliates	$5,419
Cost of Foreign Currency Held	$390

* Includes repurchase agreements of:	$168

8	PIMCO EQUITY SERIES VIT	See Accompanying Notes

Consolidated Statement of Operations PIMCO EqS Pathfinder Portfolio®

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2015

Investment Income:
Interest	$1
Dividends, net of foreign taxes*	8,110
Dividends from Investments in Affiliates	14
Total Income	8,125

Expenses:
Investment advisory fees	1,605
Supervisory and administrative fees	749
Distribution and/or servicing fees - Advisor Class	469
Dividends on short sales	74
Trustee fees	22
Interest expense	8
Miscellaneous expense	11
Total Expenses	2,938
Waiver and/or Reimbursement by PIMCO	(300)
Net Expenses	2,638

Net Investment Income	5,487

Net Realized Gain (Loss):
Investments in securities	40,076
Investments in Affiliates	(70)
Exchange-traded or centrally cleared financial derivative instruments	(362)
Over the counter financial derivative instruments	6,917
Short sales	770
Foreign currency	(369)

Net Realized Gain	46,962

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(30,935)
Investments in Affiliates	72
Over the counter financial derivative instruments	(4,250)
Short sales	489
Foreign currency assets and liabilities	33

Net Change in Unrealized (Depreciation)	(34,591)

Net Increase in Net Assets Resulting from Operations	$17,858

* Foreign tax withholdings - Dividends	$278

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2015	9

Consolidated Statements of Changes in Net Assets PIMCO EqS Pathfinder Portfolio®

(Amounts in thousands†)	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,487	$9,672
Net realized gain	46,962	39,750
Net change in unrealized (depreciation)	(34,591)	(43,148)

Net increase in net assets resulting from operations	17,858	6,274

Distributions to Shareholders:
From net realized capital gains
Institutional Class	0	(841)
Advisor Class	0	(6,209)

Total Distributions	0	(7,050)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(44,436)	(73,661)

Total (Decrease) in Net Assets	(26,578)	(74,437)

Net Assets:
Beginning of period	432,527	506,964
End of period*	$405,949	$432,527

* Including undistributed net investment income of:	$21,809	$16,322

**	See Note 13 in the Notes to Financial Statements.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO EQUITY SERIES VIT	See Accompanying Notes

Consolidated Schedule of Investments PIMCO EqS Pathfinder Portfolio®

June 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.5%

COMMON STOCKS 96.8%

AUSTRALIA 1.0%

CONSUMER DISCRETIONARY 1.0%
G8 Education Ltd.	1,659,632	$4,171

Total Australia		4,171

BERMUDA 1.9%

INDUSTRIALS 1.9%
Golar LNG Partners LP	307,716	7,591

Total Bermuda		7,591

BRAZIL 1.1%

UTILITIES 1.1%
Light S.A.	790,900	4,307

Total Brazil		4,307

CANADA 2.5%

ENERGY 0.5%
Husky Energy, Inc.	112,012	2,143

UTILITIES 2.0%
Capital Power Corp.	466,679	8,048

Total Canada		10,191

CYPRUS 0.5%

ENERGY 0.5%
ProSafe SE	581,650	2,015

Total Cyprus		2,015

FRANCE 8.9%

CONSUMER DISCRETIONARY 2.6%
Eutelsat Communications S.A.	158,544	5,121
JCDecaux S.A.	127,501	5,332

		10,453

CONSUMER STAPLES 2.4%
Carrefour S.A.	225,365	7,242
Danone S.A.	35,566	2,304

		9,546

UTILITIES 3.9%
Electricite de France S.A.	353,763	7,913
Suez Environnement Co.	432,891	8,082

		15,995

Total France		35,994

GERMANY 2.0%

UTILITIES 2.0%
E.ON SE	599,752	7,997

Total Germany		7,997

	SHARES	MARKET VALUE (000S)
GREECE 0.9%

CONSUMER DISCRETIONARY 0.9%
OPAP S.A.	436,492	$3,481

Total Greece		3,481

HONG KONG 5.9%

CONSUMER DISCRETIONARY 2.7%
Li & Fung Ltd.	10,062,000	7,977
Television Broadcasts Ltd.	485,400	2,877

		10,854

FINANCIALS 2.6%
AIA Group Ltd.	1,648,900	10,739

INDUSTRIALS 0.6%
Jardine Matheson Holdings Ltd.	25,500	1,446
Jardine Strategic Holdings Ltd.	33,700	1,019

		2,465

Total Hong Kong		24,058

ITALY 3.2%

FINANCIALS 3.2%
Intesa Sanpaolo SpA	3,522,397	12,792

Total Italy		12,792

JAPAN 3.8%

CONSUMER DISCRETIONARY 1.3%
Sony Corp. (a)	183,100	5,200

TELECOMMUNICATION SERVICES 2.5%
Nippon Telegraph & Telephone Corp.	283,200	10,256

Total Japan		15,456

NETHERLANDS 6.4%

FINANCIALS 5.2%
Aegon NV	1,067,338	7,875
ING Groep NV - Dutch Certificate	408,812	6,789
NN Group NV	224,908	6,334

		20,998

INFORMATION TECHNOLOGY 1.2%
Gemalto NV	53,848	4,795

Total Netherlands		25,793

SINGAPORE 0.7%

INDUSTRIALS 0.7%
Keppel Corp. Ltd.	484,700	2,954

Total Singapore		2,954

SWITZERLAND 1.6%

HEALTH CARE 1.6%
Roche Holding AG	23,275	6,526

Total Switzerland		6,526

	SHARES	MARKET VALUE (000S)
TAIWAN 1.4%

INFORMATION TECHNOLOGY 1.4%
Radiant Opto-Electronics Corp.	1,567,000	$5,811

Total Taiwan		5,811

UNITED KINGDOM 14.6%

CONSUMER STAPLES 6.7%
Imperial Tobacco Group PLC	272,003	13,100
Reckitt Benckiser Group PLC	165,919	14,308

		27,408

ENERGY 0.9%
BP PLC	581,291	3,858

FINANCIALS 3.7%
Barclays PLC	1,283,380	5,260
ICAP PLC	752,730	6,261
Prudential PLC	140,407	3,384

		14,905

TELECOMMUNICATION SERVICES 3.3%
Vodafone Group PLC	3,641,633	13,284

Total United Kingdom		59,455

UNITED STATES 40.4%

CONSUMER DISCRETIONARY 3.0%
Kohl’s Corp.	115,679	7,243
Tribune Media Co. ‘A’	88,473	4,723

		11,966

CONSUMER STAPLES 2.6%
Altria Group, Inc.	177,706	8,692
Booz Allen Hamilton Holding Corp.	74,693	1,885

		10,577

ENERGY 2.9%
Anadarko Petroleum Corp.	27,255	2,128
Halliburton Co.	76,048	3,275
NOW, Inc. (a)	314,125	6,254

		11,657

FINANCIALS 8.0%
Alleghany Corp. (a)	12,877	6,036
Berkshire Hathaway, Inc. ‘B’ (a)	90,711	12,347
Citigroup, Inc.	93,567	5,169
Navient Corp.	307,527	5,600
PHH Corp. (a)	134,193	3,493

		32,645

HEALTH CARE 3.1%
Allergan PLC (a)(d)	5,794	1,758
Merck & Co., Inc.	106,775	6,079
Pfizer, Inc.	143,927	4,826

		12,663

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2015	11

Consolidated Schedule of Investments PIMCO EqS Pathfinder Portfolio® (Cont.)

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 2.9%
Brink’s Co.	284,753	$8,380
RR Donnelley & Sons Co.	203,098	3,540

		11,920

INFORMATION TECHNOLOGY 10.1%
International Business Machines Corp.	38,516	6,265
Microsoft Corp.	340,811	15,047
Oracle Corp.	84,334	3,399
QUALCOMM, Inc.	144,532	9,052
Western Digital Corp.	91,738	7,194

		40,957

MATERIALS 2.9%
International Paper Co.	146,647	6,979
Tronox Ltd. ‘A’	314,612	4,603

		11,582

TELECOMMUNICATION SERVICES 2.8%
AT&T, Inc.	323,112	11,477

UTILITIES 2.1%
ONE Gas, Inc.	204,122	8,687

Total United States		164,131

Total Common Stocks (Cost $358,811)		392,723

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 3.4%

UNITED STATES 3.4%

FINANCIALS 3.4%
Colony Capital, Inc.	513,556	$11,632
NorthStar Realty Finance Corp.	124,834	1,985

		13,617

Total Real Estate Investment Trusts (Cost $14,570)		13,617

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (c) 0.0%
		168

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.3%
0.009% due 09/03/2015 - 10/08/2015 (b)(f)	$1,374	1,374

Total Short-Term Instruments (Cost $1,542)		1,542

Total Investments in Securities (Cost $374,923)		407,882

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.3%

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	546,426	$5,419

Total Short-Term Instruments (Cost $5,419)		5,419

Total Investments in Affiliates (Cost $5,419)		5,419

Total Investments 101.8% (Cost $380,342)		$413,301

Financial Derivative Instruments (e) (0.1%) (Cost or Premiums, net $0)		(376)

Other Assets and Liabilities, net (1.7%)		(6,976)

Net Assets 100.0%		$405,949

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$168	Freddie Mac 2.080% due 10/17/2022	$(174)	$168	$168

Total Repurchase Agreements						$(174)	$168	$168

(1)	Includes accrued interest.

(d)	Securities with an aggregate market value of $310 and cash of $51 have been pledged as collateral as of June 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$168	$0	$0	$0	$168	$(174)	$(6)

Total Borrowings and Other Financing Transactions	$168	$0	$0	$0

12	PIMCO EQUITY SERIES VIT	See Accompanying Notes

June 30, 2015 (Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	07/2015		DKK	32,910	$		4,808	$0	$(109)
	07/2015		JPY	139,900			1,122	0	(22)
	07/2015		NOK	133,871			17,213	138	0
	07/2015	$		19,107		JPY	2,362,502	197	0
	07/2015			5,071		SGD	6,797	0	(26)
	08/2015		ILS	3,344	$		882	0	(4)
	08/2015	$		863		ILS	3,340	23	0
	09/2015		HKD	97,989	$		12,639	0	(1)

BPS	07/2015		JPY	2,222,602			17,933	0	(228)
	08/2015	$		17,939		JPY	2,222,602	229	0

BRC	09/2015		CNY	10,735	$		1,749	0	(1)

CBK	07/2015		CAD	2,418			1,961	25	0
	07/2015		EUR	26,801			29,924	192	(147)
	07/2015		GBP	25,727			39,542	0	(882)
	07/2015	$		4,030		SGD	5,396	0	(25)
	08/2015			3,449		DKK	23,010	0	(8)
	09/2015		HKD	11,940	$		1,540	0	0

DUB	07/2015		CHF	2,504			2,650	0	(28)
	07/2015		KRW	4,822,874			4,453	148	0
	07/2015	$		5,094		SEK	43,213	119	0

FBF	09/2015			1,751		CNY	10,763	3	0

GLM	07/2015		GBP	4,009	$		6,375	76	0
	07/2015		NOK	6,090			786	9	0
	07/2015	$		12,371		AUD	16,002	0	(24)
	07/2015			13,209		CAD	16,409	0	(72)
	08/2015			2,592		EUR	2,311	0	(14)
	09/2015			12,259		HKD	95,038	1	0

HUS	07/2015		SGD	12,425	$		9,149	0	(73)

JPM	07/2015		AUD	5,205			4,040	24	0
	07/2015		CAD	7,080			5,743	75	0
	07/2015		EUR	16,497			18,787	396	0
	07/2015		GBP	15			23	0	(1)
	07/2015	$		8,235		DKK	55,920	122	0
	07/2015			1,054		EUR	932	0	(15)
	07/2015			45,263		GBP	28,817	127	(112)
	08/2015		GBP	17,131	$		26,958	47	0

MSB	07/2015		CHF	8,768			9,409	31	0
	07/2015		EUR	36			41	0	0
	07/2015		SEK	43,213			5,238	25	0
	07/2015	$		8,674		CHF	8,099	21	(33)
	07/2015			62,728		EUR	56,053	0	(237)
	07/2015			4,320		KRW	4,851,801	11	0
	07/2015			3,588		NOK	28,205	10	0
	08/2015		AUD	10,876	$		8,316	0	(60)
	08/2015		CAD	6,875			5,578	76	0
	08/2015		CHF	8,706			9,331	7	0
	08/2015		DKK	22,985			3,443	5	0
	08/2015		EUR	56,053			62,754	236	0
	08/2015		GBP	1,256			1,978	5	0
	08/2015		JPY	2,219,197			17,926	0	(214)
	08/2015		SEK	43,397			5,221	0	(17)
	08/2015	$		9,420		CHF	8,768	0	(30)
	08/2015			12,958		EUR	11,597	0	(24)
	08/2015			1,018		NOK	7,966	0	(3)
	08/2015			5,241		SEK	43,213	0	(25)
	09/2015			342		HKD	2,649	0	0

NAB	07/2015		AUD	10,797	$		8,352	21	0
	08/2015	$		8,336		AUD	10,797	0	(21)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2015	13

Consolidated Schedule of Investments PIMCO EqS Pathfinder Portfolio® (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
TOR	07/2015		CAD	6,911	$		5,570	$37	$0
	08/2015	$		5,567		CAD	6,911	0	(36)

UAG	07/2015		EUR	13,651	$		14,890	0	(329)
	07/2015	$		3,421		CHF	3,173	0	(27)
	07/2015			1,445		GBP	934	22	0
	07/2015			13,193		NOK	103,765	42	0
	08/2015			5,240		EUR	4,673	0	(28)
	09/2015		HKD	23,858	$		3,077	0	0

Total Forward Foreign Currency Contracts								$2,500	$(2,876)

WRITTEN OPTIONS:

AS OF JUNE 30, 2015, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED JUNE 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	0	$3,082	$(338)
Sales	7,573	0	(1,365)
Closing Buys	(7,356)	(3,082)	1,656
Expirations	(217)	0	47
Exercised	0	0	0

Balance at End of Period	0	$0	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2015:

(f)	Securities with an aggregate market value of $1,323 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BOA	$358	$0	$0	$358	$(162)	$0	$0	$(162)	$196	$0	$196
BPS	229	0	0	229	(228)	0	0	(228)	1	0	1
BRC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
CBK	217	0	0	217	(1,062)	0	0	(1,062)	(845)	1,012	167
DUB	267	0	0	267	(28)	0	0	(28)	239	(350)	(111)
FBF	3	0	0	3	0	0	0	0	3	0	3
GLM	86	0	0	86	(110)	0	0	(110)	(24)	(50)	(74)
HUS	0	0	0	0	(73)	0	0	(73)	(73)	0	(73)
JPM	791	0	0	791	(128)	0	0	(128)	663	(580)	83
MSB	427	0	0	427	(643)	0	0	(643)	(216)	0	(216)
NAB	21	0	0	21	(21)	0	0	(21)	0	0	0
TOR	37	0	0	37	(36)	0	0	(36)	1	0	1
UAG	64	0	0	64	(384)	0	0	(384)	(320)	311	(9)

Total Over the Counter	$2,500	$0	$0	$2,500	$(2,876)	$0	$0	$(2,876)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

14	PIMCO EQUITY SERIES VIT	See Accompanying Notes

June 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,500	$0	$2,500

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,876	$0	$2,876

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended June 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(81)	$0	$0	$(81)
Written Options	0	0	(281)	0	0	(281)

	$0	$0	$(362)	$0	$0	$(362)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,916	$0	$6,916
Written Options	0	0	(29)	0	0	(29)
Swap Agreements	0	0	30	0	0	30

	$0	$0	$1	$6,916	$0	$6,917

	$0	$0	$(361)	$6,916	$0	$6,555

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,156)	$0	$(4,156)
Written Options	0	0	52	0	0	52
Swap Agreements	0	0	(146)	0	0	(146)

	$0	$0	$(94)	$(4,156)	$0	$(4,250)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$4,171	$0	$4,171
Bermuda
Industrials	7,591	0	0	7,591
Brazil
Utilities	4,307	0	0	4,307
Canada
Energy	2,143	0	0	2,143
Utilities	8,048	0	0	8,048
Cyprus
Energy	0	2,015	0	2,015
France
Consumer Discretionary	0	10,453	0	10,453
Consumer Staples	0	9,546	0	9,546
Utilities	0	15,995	0	15,995
Germany
Utilities	0	7,997	0	7,997

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Greece
Consumer Discretionary	$0	$3,481	$0	$3,481
Hong Kong
Consumer Discretionary	2,877	7,977	0	10,854
Financials	0	10,739	0	10,739
Industrials	0	2,465	0	2,465
Italy
Financials	0	12,792	0	12,792
Japan
Consumer Discretionary	0	5,200	0	5,200
Telecommunication Services	0	10,256	0	10,256
Netherlands
Financials	0	20,998	0	20,998
Information Technology	4,795	0	0	4,795
Singapore
Industrials	0	2,954	0	2,954
Switzerland
Health Care	0	6,526	0	6,526
Taiwan
Information Technology	0	5,811	0	5,811

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2015	15

Consolidated Schedule of Investments PIMCO EqS Pathfinder Portfolio® (Cont.)

June 30, 2015 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
United Kingdom
Consumer Staples	$0	$27,408	$0	$27,408
Energy	0	3,858	0	3,858
Financials	0	14,905	0	14,905
Telecommunication Services	0	13,284	0	13,284
United States
Consumer Discretionary	11,966	0	0	11,966
Consumer Staples	10,577	0	0	10,577
Energy	11,657	0	0	11,657
Financials	32,645	0	0	32,645
Health Care	12,663	0	0	12,663
Industrials	11,920	0	0	11,920
Information Technology	40,957	0	0	40,957
Materials	11,582	0	0	11,582
Telecommunication Services	11,477	0	0	11,477
Utilities	8,687	0	0	8,687
Real Estate Investment Trusts
United States
Financials	13,617	0	0	13,617
Short-Term Instruments
Repurchase Agreements	0	168	0	168
U.S. Treasury Bills	0	1,374	0	1,374
	$207,509	$200,373	$0	$407,882

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,419	$0	$0	$5,419

Total Investments	$212,928	$200,373	$0	$413,301

Financial Derivative Instruments - Assets
Over the counter	$0	$2,500	$0	$2,500

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,876)	$0	$(2,876)

Totals	$212,928	$199,997	$0	$412,925

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

16	PIMCO EQUITY SERIES VIT	See Accompanying Notes

Notes to Financial Statements

June 30, 2015 (Unaudited)

1. ORGANIZATION

The PIMCO EqS Pathfinder Portfolio® (the “Portfolio”) is a series of the PIMCO Equity Series VIT (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware statutory trust on December 28, 2009. The Portfolio offers two classes of shares: Institutional and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation/depreciation on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Distributions received from investments such as real estate investment trust securities, may include a return of capital invested. Such distributions reduce the cost basis of the respective securities. Return of capital distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Portfolio.

SEMIANNUAL REPORT	JUNE 30, 2015	17

Notes to Financial Statements (Cont.)

Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed/(overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Portfolio’s shares is based on the Portfolio’s NAV. The NAV of a class of the Portfolio’s shares is determined by dividing the total value of the Portfolio’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Portfolio shares are ordinarily valued as of the NYSE Close on each day that the NYSE is open. Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Portfolio reserves the right to change the time its NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-

18	PIMCO EQUITY SERIES VIT

June 30, 2015 (Unaudited)

traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when you are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) securities, the NAV of the Portfolio’s shares may change at times when you cannot purchase, redeem or exchange shares.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board of Trustees, generally based on recommendations provided by PIMCO. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, Pricing Services prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

SEMIANNUAL REPORT	JUNE 30, 2015	19

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to

20	PIMCO EQUITY SERIES VIT

June 30, 2015 (Unaudited)

July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by pricing services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined at the close of the New York market). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

U.S. Government Agencies or Government-Sponsored Enterprises The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S.

Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO EqS Pathfinder Portfolio®	$4	$0	$(4)	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

SEMIANNUAL REPORT	JUNE 30, 2015	21

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO EqS Pathfinder Portfolio®	$9,803	$132,814	$(137,200)	$(70)	$72	$5,419	$14	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments,

serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  The Portfolio may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

7. PRINCIPAL RISKS

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, equity, interest rate, foreign currency and commodity risks.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due

22	PIMCO EQUITY SERIES VIT

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to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Portfolio may lose money if these changes are not anticipated by Portfolio management. The Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration can be useful as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Portfolio to lose value. If the Portfolio lost enough value, the Portfolio could face increased redemptions by shareholders, which could further impair its performance.

If the Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency-denominated securities may reduce the Portfolio’s returns.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges where applicable. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Portfolio’s clearing broker or the exchange itself. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Portfolio through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold, such counterparty shall advance collateral to the Portfolio in the form of cash or securities equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio

SEMIANNUAL REPORT	JUNE 30, 2015	23

Notes to Financial Statements (Cont.)

would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally shows derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared Over the Counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. In the United States, counterparty risk is significantly reduced as creditors of a futures broker cannot have a claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of a default scenario further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty

24	PIMCO EQUITY SERIES VIT

June 30, 2015 (Unaudited)

protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio III, Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary, if any. PIMCO Cayman Commodity Portfolio III, Ltd. was liquidated on May 26, 2015 at its net asset value. The Commodity Subsidiary’s operations have been consolidated with the operations of the Consolidated Fund through its liquidation date. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Portfolio (amounts in thousands†).

Date of Incorporation	06/06/2011
Subscription Agreement	06/20/2011
Consolidated Portfolio Net Assets	$405,949
Subsidiary % of Consolidated Portfolio Net Assets	0.0%
Subsidiary Financial Statement Information
Total assets	$0
Total liabilities	0
Net assets	$0
Total income	0
Net investment income (loss)	0
Net realized gain (loss)	0
Net change in unrealized appreciation (depreciation)	0
Increase (decrease) in net assets resulting from operations	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.75%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted a Distribution and Servicing Plan with respect to the Advisor Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan allows the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares (“class-specific expenses”). The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $10,500, plus $1,875 for each Board meeting attended in person, $250 ($375 in the case of the audit

SEMIANNUAL REPORT	JUNE 30, 2015	25

Notes to Financial Statements (Cont.)

committee chair with respect to audit committee meetings) for each committee meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,400, the valuation oversight committee lead receives an additional annual retainer of $1,000 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $250.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2016, to reduce total annual operating expenses for each of the Portfolio’s separate classes of shares, by reducing the Portfolio’s Supervisory and Administrative fee or reimbursing the Portfolio, to the extent that organizational expenses and pro rata Trustees’ fees attributable to a class of shares of the Portfolio exceed 0.0049% of the Portfolio’s average net assets attributable to separate classes of shares. This Expense Limitation Agreement renews annually for a full year unless terminated by PIMCO upon at least 30 days prior notice to the end of the contract term.

PIMCO has contractually agreed, through May 1, 2016, to reduce its advisory fee by 0.13% of the average daily net assets of the Portfolio. Under the Fee Limitation Agreement, PIMCO is entitled to reimbursement by the Portfolio of any portion of the Supervisory and Administrative Fee and/or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Fee Limitation Agreement (the “Reimbursement Amount”) during the previous three years, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustees’ fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.

PIMCO had also contractually agreed, through September 16, 2013, to reduce total annual operating expenses for the Portfolio’s Institutional Class and Advisor Class shares, by reducing the Portfolio’s Investment Advisory or Supervisory and Administrative Fees or reimbursing the Portfolio to the extent that total annual portfolio operating expenses net of acquired fund fees and expenses, after taking into account other applicable fee waivers and reimbursements exceed 1.00% and 1.25% of the Portfolio’s average net assets attributable to the Institutional Class and Advisor Class shares, respectively. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2015, the remaining recoverable amount to PIMCO was $190,325.

(f) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and remained in effect until the liquidation of the Commodity Subsidiary. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2015, the amount was $26.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).

26	PIMCO EQUITY SERIES VIT

June 30, 2015 (Unaudited)

The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2015, were as follows (amounts in thousands):

Purchases	Sales
$277,770	$296,100

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2015		Year Ended 12/31/2014
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2	$25	13	$150
Advisor Class	265	3,468	515	6,591
Issued as reinvestment of distributions
Institutional Class	0	0	67	841
Advisor Class	0	0	501	6,209
Cost of shares redeemed
Institutional Class	(320)	(4,191)	(500)	(6,441)
Advisor Class	(3,346)	(43,738)	(6,302)	(81,011)
Net increase (decrease) resulting from Portfolio share transactions	(3,399)	$(44,436)	(5,706)	$(73,661)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2015, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 94% of the Portfolio, and the shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a nonpublic investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with its opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Portfolio or on PIMCO’s ability to provide investment management services to any Portfolio.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made .

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

SEMIANNUAL REPORT	JUNE 30, 2015	27

Notes to Financial Statements (Cont.)

June 30, 2015 (Unaudited)

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2015, recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years from 2012-2014, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Commodity Subsidiary. Effective May 26, 2015, the Commodity Subsidiary was liquidated (see Note 8).

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$380,435	$51,572	$(18,706)	$32,866

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

16. SUBSEQUENT EVENTS

Effective July 13, 2015, the Portfolio’s name was changed to PIMCO Global Dividend Portfolio and the Portfolio has new Investment Objectives, net Management Fees and Principal Investment Strategies. Effective August 14, 2015, the distribution policy for the Portfolio will be updated to declare income dividends daily and distribute them quarterly to shareholders of record. Please refer to the supplements to the Portfolio’s prospectus and statement of additional information for further information about these and other changes.

28	PIMCO EQUITY SERIES VIT

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	NAB	National Australia Bank Ltd.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	TOR	Toronto Dominion Bank
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	KRW	South Korean Won
CAD	Canadian Dollar	GBP	British Pound	NOK	Norwegian Krone
CHF	Swiss Franc	HKD	Hong Kong Dollar	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	ILS	Israeli Shekel	SGD	Singapore Dollar
DKK	Danish Krone	JPY	Japanese Yen	USD (or $)	United States Dollar

SEMIANNUAL REPORT	JUNE 30, 2015	29

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Equity Series VIT.

pvit.pimco-funds.com

EVIT02SAR_063015

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99.CODE— Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date: August 27, 2015

By:	/s/ TRENT W. WALKER
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: August 27, 2015